Portfolio of Investments	June 30, 2026 (Unaudited)

Mindful Conservative ETF

Shares		Fair Value ($)
Exchange-Traded Funds — 95.3%
7,497	Capital Group Core Balanced ETF	284,586
5,617	iShares 5-10 Year Investment Grade Corporate Bond ETF	298,656
9,149	iShares Core 60/40 Balanced Allocation ETF	635,855
10,930	iShares Short Duration Bond Active ETF	553,714
9,801	PIMCO Multisector Bond Active ETF	259,923
5,845	ProShares S&P 500 Dividend Aristocrats ETF	328,255
17,760	Schwab U.S. Large-Cap Value ETF	618,226
8,988	State Street Income Allocation ETF	308,572
9,714	State Street Multi-Asset Real Return ETF	335,230
7,556	State Street SPDR Bloomberg 1-3 Month T-Bill ETF	692,432
3,483	State Street SPDR Bloomberg Convertible Securities ETF	375,537
1,990	Vanguard Mega Cap Value ETF	325,265
17,568	WisdomTree Floating Rate Treasury Fund ETF	884,549
2,117	WisdomTree U.S. High Dividend Fund ETF	240,671
6,191	WisdomTree Yield Enhanced U.S. Aggregate Bond Fund ETF	269,185
Total Exchange-Traded Funds (Cost $6,355,558)		6,410,656

Total Investments — 95.3% (Cost $6,355,558)		6,410,656
Net other assets (liabilities) — 4.7%		312,751
Net Assets — 100.0%		6,723,407

ETF — Exchange-Traded Fund

PIMCO — Pacific Investment Management Company

S&P — Standard and Poor’s

SPDR — Standard & Poor’s Depositary Receipts

Portfolio of Investments	June 30, 2026 (Unaudited)

Adaptive Core ETF

Shares		Fair Value ($)
Common Stocks — 83.4%
Communication Services — 2.8%
1,352	Alphabet, Inc., Class A	483,164
Consumer Discretionary — 1.2%
900	Amazon.com, Inc.(a)	214,506
Energy — 1.4%
4,287	Baker Hughes Co., Class A	237,929
Financials — 3.9%
337	Goldman Sachs Group, Inc. (The)	340,832
14,309	KeyCorp	329,822
		670,654
Health Care — 2.3%
24,606	Viatris, Inc.	390,743
Industrials — 14.3%
463	Caterpillar, Inc.	493,049
739	Cummins, Inc.	527,062
877	MasTec, Inc.(a)	364,884
2,157	nVent Electric PLC	365,849
478	Quanta Services, Inc.	344,179
1,057	Vertiv Holdings Co., Class A	353,905
		2,448,928
Information Technology — 55.4%
1,110	Advanced Micro Devices, Inc.(a)	644,810
905	Analog Devices, Inc.	359,439
1,519	Arista Networks, Inc.(a)	258,048
2,650	Cisco Systems, Inc.	311,269
3,665	Corning, Inc.	936,151
1,223	Dell Technologies, Inc., Class C	527,676
2,837	Flex, Ltd.(a)	459,793
3,877	Intel Corp.(a)	541,345
2,400	KLA Corp.	724,104
1,785	Lam Research Corp.	773,494
1,630	Marvell Technology, Inc.	485,561
856	Micron Technology, Inc.	988,072
29,327	Nokia Oyj, ADR	389,462
1,738	NVIDIA Corp.	347,756
1,349	Palo Alto Networks, Inc.(a)	460,036
1,069	Seagate Technology Holdings PLC	1,031,585
966	Texas Instruments, Inc.	287,936
		9,526,537
Materials — 2.1%
5,727	Freeport-McMoRan, Inc.	360,171
Total Common Stocks (Cost $8,719,183)		14,332,632

Exchange-Traded Funds — 13.9%
5,336	Invesco Exchange-Traded Fund Trust-Invesco S&P 500 Quality ETF	480,774
7,377	Invesco Exchange-Traded Fund Trust-Invesco S&P 500 Top 50 ETF	451,694
3,553	iShares Russell 1000 Growth ETF	441,176
9,986	JPMorgan Ultra-Short Income ETF	504,992
5,051	Rareview Government Money Market ETF	506,817
Total Exchange-Traded Funds (Cost $1,953,684)		2,385,453

Total Investments — 97.3% (Cost $10,672,867)		16,718,085
Net other assets (liabilities) — 2.7%		468,076
Net Assets — 100.0%		17,186,161

(a)	Non-income producing security

ADR — American Depositary Receipt

ETF — Exchange-Traded Fund

PLC — Public Limited Company

S&P — Standard and Poor’s

Portfolio of Investments	June 30, 2026 (Unaudited)

Mohr Sector Nav ETF

Shares		Fair Value ($)
Exchange-Traded Funds — 97.1%
46,086	Invesco S&P 500 Equal Weight ETF(a)	9,805,718
3	Schwab U.S. Large-Cap ETF	88
21,842	State Street Consumer Discretionary Select Sector SPDR ETF	2,561,630
17,039	State Street Health Care Select Sector SPDR ETF	2,703,408
40,710	State Street Materials Select Sector SPDR ETF	2,069,289
7,984	State Street SPDR S&P 500 ETF Trust	5,962,212
45,467	State Street Utilities Select Sector SPDR ETF	2,061,474
24,342	Vanguard Information Technology ETF	2,909,356
Total Exchange-Traded Funds (Cost $26,383,745)		28,073,175

Total Investments — 97.1% (Cost $26,383,745)		28,073,175
Net other assets (liabilities) — 2.9%		830,366
Net Assets — 100.0%		28,903,541

(a)	As of June 30, 2026, investment is 33.9% of the Fund’s net assets.

ETF — Exchange-Traded Fund

S&P — Standard and Poor’s

SPDR — Standard & Poor’s Depositary Receipts

Portfolio of Investments	June 30, 2026 (Unaudited)

Mohr Company Nav ETF

Shares		Fair Value ($)
Common Stocks — 94.2%
Health Care — 2.2%
3,146	Humana, Inc.	1,249,654
Industrials — 24.8%
1,733	Caterpillar, Inc.	1,845,472
1,123	Comfort Systems USA, Inc.	2,225,730
1,183	GE Vernova, Inc.	1,389,859
4,640	J.B. Hunt Transport Services, Inc.	1,342,955
3,399	MasTec, Inc.(a)	1,414,188
8,520	nVent Electric PLC	1,445,077
1,451	Sterling Infrastructure, Inc.(a)	1,217,911
10,884	United Airlines Holdings, Inc.(a)	1,480,115
4,497	Vertiv Holdings Co., Class A	1,505,686
		13,866,993
Information Technology — 67.2%
4,377	Advanced Micro Devices, Inc.(a)	2,542,643
8,163	Arista Networks, Inc.(a)	1,386,730
6,214	Astera Labs, Inc.(a)	3,001,485
13,218	Cisco Systems, Inc.	1,552,587
3,656	Coherent Corp.(a)	1,442,182
11,364	Corning, Inc.	2,902,706
1,937	Crowdstrike Holdings, Inc., Class A(a)	1,478,202
5,904	Datadog, Inc., Class A(a)	1,537,166
4,203	Dell Technologies, Inc., Class C	1,813,426
3,241	F5, Inc.(a)	1,348,126
10,665	Flex, Ltd.(a)	1,728,477
15,560	Intel Corp.(a)	2,172,643
3,041	Jabil, Inc.	1,172,245
4	Lumentum Holdings, Inc.(a)	3,432
5,477	Marvell Technology, Inc.	1,631,544
1,769	Micron Technology, Inc.	2,041,939
3,342	MKS, Inc.	1,486,522
8,321	NetApp, Inc.	1,287,758
1,125	Sandisk Corp.(a)	2,557,946
4,117	Texas Instruments, Inc.	1,227,154
5,121	Western Digital Corp.	3,270,886
		37,585,799
Materials — 0.0%(b)
6	Steel Dynamics, Inc.	1,377
Total Common Stocks (Cost $35,261,148)		52,703,823

Total Investments — 94.2% (Cost $35,261,148)		52,703,823
Net other assets (liabilities) — 5.8%		3,254,336
Net Assets — 100.0%		55,958,159

(a)	Non-income producing security
(b)	Represents less than 0.05%.

PLC — Public Limited Company